INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of the deferred tax asset

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$34,842	$232
Startup/Organization Expenses	223,983	—
Total deferred tax assets	258,825	232
Valuation Allowance	(258,825)	(232)
Deferred tax assets (liability)	$—	$—

Schedule of components of the provision for income taxes

	December 31,	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(258,593)	(232)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	258,593	232
Income tax provision	$—	$—

Schedule of principal reasons for the difference between the effective tax rate and the Federal statutory income tax rate

	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Deferred tax liability change in rate	0.0%	0.0%
Change in fair value of Warrant Liability	(11.7)%	—%
Compensation Expense	0.0%	—%
Transaction costs - warrants	(1.5)%	—%
Meals and entertainment	0.0%	0.0%
Valuation allowance	(7.8)%	(21.0)%
Income tax provision	0.0%	0.0%

ENERGY VAULT HOLDINGS, INC
Schedule of activity related to the unrecognized tax benefits

Unrecognized
Tax Benefits
Balance as of December 31, 2019	$867,892
Increase related to prior year tax positions	—
Decrease related to prior year tax positions	—
Increase related to current year tax positions	—
Decrease related to lapsing status of limitation	13,904
Balance as of December 31, 2020	$881,796
Interest balance as of December 31, 2020	—
Penalties as of December 31, 2020	—

Schedule of components of the deferred tax asset

	2020	2019
Deferred tax assets
Net operating loss carryforwards	$4,796,086	$2,463,756
Accruals	114,117	69,253
Credits	102,705	51,352
Operating lease liabilities	224,047	329,110
Other	153,924	111,778
Gross deferred tax assets	5,390,879	3,025,248
Less: valuation allowance	(5,114,407)	(2,606,724)
Net deferred tax assets	276,472	418,524
Deferred tax liabilities
Depreciation and amortization	(40,046)	(26,830)
Right of use assets	(209,608)	(351,179)
Other	(26,819)	(40,515)
Total deferred tax assets, net of valuation allowance	$—	$—

Schedule of components of the provision for income taxes

	2020	2019
Current
Federal	$—	$—
State	830	810
Foreign	—	—
Total current tax provision	830	810
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax provision	—	—
Total provision for income taxes	$830	$810

Schedule of principal reasons for the difference between the effective tax rate and the Federal statutory income tax rate

	2020	2019
US federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of Federal benefit	0.02%	0.33%
Non-Deductible expenses	(10.51)%	(0.81)%
Credits	0.23%	0.55%
Foreign rate differential	(0.36)%	(0.54)%
Valuation allowance	(10.39)%	(20.54)%
Effective income tax rate	0.00%	(0.01)%

Schedule of components of pre-tax loss
	2020	2019
United States	$(15,334,965)	$(4,707,771)
Switzerland	(8,835,206)	(5,432,866)
Total loss before tax	$(24,171,001)	$(10,140,637)